CAPITAL STOCK	3 Months Ended
Jun. 30, 2021
Capital Stock
CAPITAL STOCK

NOTE 14. CAPITAL STOCK

(a)	Authorized ordinary shares: Unlimited number of common shares without par value.
(b)	Following is a roll-forward of ordinary shares as of June 30, 2021, and 2020:

	Three Months Ended June 30,
	2021		2020
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	12,084	$130,649	10,988	$117,817
Shares issued in a private placement, net of share issue costs	1,241	27,216	698	6,732
Shares issued for services	1	30	–	–
Balance, end of period	13,326	$157,895	11,686	$124,549

(c)	Number of ordinary shares have been retroactively adjusted to reflect the impact of 100:1 reverse stock split on June 5, 2020.

On June 16, 2020, the Company completed a private placement of 698,145 restricted ordinary shares at a price of $10.00 per share for gross proceeds of $6.98 million to accredited investors. Directors of the Company subscribed for 215,000 shares, or approximately 30.8% of the private placement, for proceeds of $2.15 million. The Company incurred costs of approximately $0.25 million in connection with the offering, which was treated as contra-equity on the Company’s balance sheet.

During the quarter ended June 30, 2021, the Company commenced an “at the market” offering, under which it sold 90,888 shares generating gross proceeds of approximately $2.6 million ($2.5 million, net of commissions). Further, the Company initiated an offering pursuant to the Prospectus. On June 24, 2021, the Company completed a firm commitment underwritten public offering of 1,150,000 ordinary shares at a public offering price of $23.00 per share for gross proceeds of approximately $26.5 million and was settled June 28, 2021. The Company incurred aggregate offering expenses for the public offering of approximately $1.8 million, including approximately $1.6 million of management, underwriting and selling expenses. The Company will use the net proceeds raised to fund its research and development activities and support operations. The amount raised is sufficient to fund operations through at least September 2022. Funds may be used to accelerate development activities to advance the Company’s product portfolio, working capital and general corporate purposes.